Annual Total Returns - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - Fidelity Mid-Cap Stock Fund - Fidelity Mid-Cap Stock Fund
Jun. 29, 2023
Bar Chart Table:
Annual Return 2013	38.97%
Annual Return 2014	7.11%
Annual Return 2015	(3.08%)
Annual Return 2016	14.94%
Annual Return 2017	18.68%
Annual Return 2018	(6.47%)
Annual Return 2019	25.35%
Annual Return 2020	11.37%
Annual Return 2021	28.66%
Annual Return 2022	(6.29%)